As filed with the Securities and Exchange Commission on September 6, 2013

1933 Act Registration No. 333-175622

1940 Act Registration No. 811-22583

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 7

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 7

LINCOLN ADVISORS TRUST

(Exact Name of Registrant as Specified in Charter)

Daniel R. Hayes, President

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Jill R. Whitelaw, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

X	on (September 13, 2013) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

EXPLANATORY NOTE

This Post-Effective Amendment No. 7 to the Registration Statement of Lincoln Advisors Trust (the “Trust”) incorporates by reference the prospectuses and Statements of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 6, which was filed with the Securities and Exchange Commission on June 28, 2013. This Post-Effective Amendment No. 7 is filed solely for the purpose of designating September 13, 2013 as the new effective date of Post-Effective Amendment No. 6.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 6th day of September, 2013.

LINCOLN ADVISORS TRUST

By:  /s/  Daniel R. Hayes

Daniel R. Hayes

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on September 6, 2013.

Signature	Title

/s/ Daniel R. Hayes Daniel R. Hayes	Chairman of the Board, President and Trustee (Principal Executive Officer)

/s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

*/s/ Michael D. Coughlin Michael D. Coughlin	Trustee

**/s/ Steve A. Cobb Steve A. Cobb	Trustee

*/s/ Nancy J. Frisby Nancy J. Frisby	Trustee

*/s/ Elizabeth S. Hager Elizabeth S. Hager	Trustee

*/s/ Gary D. Lemon Gary D. Lemon	Trustee

*/s/ Thomas D. Rath Thomas D. Rath	Trustee

*/s/ Kenneth G. Stella Kenneth G. Stella	Trustee

*/s/ David H. Windley David H. Windley	Trustee

*By: /s/ Jill R. Whitelaw Jill R. Whitelaw	Attorney-in-Fact

*Pursuant to a Power of Attorney incorporated herein by reference to Pre-Effective Amendment No. 1

(File No. 333-175622) filed on November 1, 2011.

**Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 4

(File No. 333-175622) filed on January 28, 2013.